INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 50,823	$ 50,823
Accumulated amortization	33,669	27,853
Amortized cost	17,154	22,970
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	42,504	42,504
Accumulated amortization	28,271	23,299
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	4,466	4,466
Accumulated amortization	3,419	2,795
Marketing rights and patents [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	3,421	3,421
Accumulated amortization	1,547	1,327
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	432	432
Accumulated amortization	$ 432	$ 432